Shareholders' Equity (Computation Of Basic And Diluted Net Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Basic net earnings	$ 274,350	$ 237,658	$ 227,857
Weighted average number of shares, basic net earnings	44,204	44,198	43,787
Employee stock options, Per Share amount	74	17
Weighted average number of shares, diluted net earnings	44,278	44,215	43,848
Basic net earnings per share (in usd per share)	$ 6.21	$ 5.38	$ 5.20
Diluted net earnings per share (in usd per share)	$ 6.20	$ 5.38	$ 5.20